Statement of comprehensive income - ZAR (R) R in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Statement of comprehensive income
Earnings for the period	R 15,902	R 7,727	R 10,146
Other comprehensive income, net of tax
Items that can be subsequently reclassified to the income statement	3,817	(3,189)	6,068
Effect of translation of foreign operations	4,169	(3,348)	5,237
Effect of cash flow hedges	(452)	343	1,233
Fair value of investments available-for-sale		15	13
Tax on items that can be subsequently reclassified to the income statement	100	(199)	(415)
Items that cannot be subsequently reclassified to the income statement	56	(146)	(54)
Remeasurements on post-retirement benefit obligations	5	(204)	(80)
Fair value of investments through other comprehensive income	99
Tax on items that cannot be subsequently reclassified to the income statement	(48)	58	26
Total comprehensive income for the period	19,775	4,392	16,160
Attributable to
Owners of Sasol Limited	18,601	3,570	14,727
Non-controlling interests in subsidiaries	1,174	822	1,433
Total comprehensive income for the period	R 19,775	R 4,392	R 16,160